UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

April 30, 2016

SMA-QTLY-0616
1.800350.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.2%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 5/6/16, VRDN (a)	$1,300,000	$1,300,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 5/6/16, VRDN (a)	900,000	900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.34% 5/2/16, VRDN (a)	1,000,000	1,000,000
Series 2013, 0.52% 5/6/16, VRDN (a)	600,000	600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.34% 5/2/16, VRDN (a)	700,000	700,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.34% 5/2/16, VRDN (a)	300,000	300,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.34% 5/2/16, VRDN (a)	500,000	500,000
		4,000,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 5/6/16, VRDN (a)	1,100,000	1,100,000
Massachusetts - 43.1%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.39% 5/6/16, LOC Citibank NA, VRDN (a)	13,650,000	13,650,000
Series 2010 A2:
0.39% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	5,300,000	5,300,000
0.39% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
Series 2010 A3, 0.4% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.43% 5/6/16, LOC Freddie Mac, VRDN (a)	3,515,000	3,515,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.4% 5/6/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	26,690,000	26,690,000
(Boston Univ. Proj.) Series U3, 0.38% 5/6/16, LOC Northern Trust Co., VRDN (a)	5,900,000	5,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.41% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,485,000	3,485,000
(College of the Holy Cross Proj.) Series 2008 A, 0.29% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	2,385,000	2,385,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	4,555,000	4,555,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.43% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,925,000	5,925,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.4% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,500,000	4,500,000
Series 2014 M1, 0.26% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,000,000	6,000,000
(Simmons College Proj.) Series G, 0.4% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	4,755,000	4,755,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	22,870,000	22,870,000
Series 2010, 0.42% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	980,000	980,000
Series 2014 M2, 0.4% 5/6/16, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.4% 5/6/16 (Liquidity Facility Citibank NA), VRDN (a)	7,800,000	7,800,000
Series 2000 B, 0.24% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	5,990,000	5,990,000
Series 2001 C, 0.39% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,495,000	3,495,000
Series 2006 A, 0.26% 5/2/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	8,200,000	8,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.4% 5/6/16, VRDN (a)	900,000	900,000
Series 2005 I, 0.4% 5/6/16, VRDN (a)	1,340,000	1,340,000
Series 2005 J2, 0.25% 5/2/16, VRDN (a)	2,900,000	2,900,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.39% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 0.29% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Series 2009 K, 0.39% 5/6/16, LOC Bank of America NA, VRDN (a)	400,000	400,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.28% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)	1,315,000	1,315,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.39% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
Series 2010 N4, 0.29% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)	20,100,000	20,100,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.4% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,005,000	1,005,000
(Fairview Extended Care Proj.) Series B, 0.49% 5/6/16, LOC Bank of America NA, VRDN (a)	2,065,000	2,065,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.27% 5/2/16, LOC TD Banknorth, NA, VRDN (a)	1,175,000	1,175,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.36% 5/6/16, VRDN (a)	11,500,000	11,500,000
Series 2001 J2, 0.39% 5/6/16, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.48% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	8,985,000	8,985,000
(Wellesley College Proj.):
Series B, 0.36% 5/6/16, VRDN (a)	1,400,000	1,400,000
Series I, 0.38% 5/6/16, VRDN (a)	5,985,000	5,985,000
(Williams College Proj.) Series J, 0.4% 5/6/16, VRDN (a)	466,000	466,000
Series 1999 G, 0.36% 5/6/16, VRDN (a)	585,000	585,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	1,750,000	1,750,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	2,815,000	2,815,000
Massachusetts Port Auth. Rev. Series 2008 A, 0.39% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,400,000	4,400,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.42% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,100,000	6,100,000
		258,206,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.63% 5/6/16, VRDN (a)	1,400,000	1,400,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.59% 5/6/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,050,000	2,050,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.52% 5/2/16, VRDN (a)	200,000	200,000
Series 2009 A, 0.52% 5/2/16, VRDN (a)	300,000	300,000
Series 2010 B, 0.52% 5/2/16, VRDN (a)	400,000	400,000
Series 2010 C, 0.51% 5/2/16, VRDN (a)	150,000	150,000
Series 2010 D:
0.51% 5/2/16, VRDN (a)	700,000	700,000
0.52% 5/2/16, VRDN (a)	1,100,000	1,100,000
		2,850,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $270,906,000)		270,906,000

Tender Option Bond - 22.0%
Massachusetts - 22.0%
JPMorgan Chase Participating VRDN:
Series Putters 16 5004, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,600,000	3,600,000
Series Putters 16 5005, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,800,000	11,800,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XM0137, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,350,000	1,350,000
Series MS 3373, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Series Putters 3840, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.44% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series Clipper 07 06, 0.45% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	17,900,000	17,900,000
Series Clipper 07 39, 0.44% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	14,400,000	14,400,000
Series Putters 3699, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Putters 3898, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Series XF 2197, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,350,000	1,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.46% 5/6/16 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series BC 10 20W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Series Putters 3529, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000,000	10,000,000
Series Putters 3530, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,495,000	4,495,000
Series Putters 3650, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200,000	3,200,000
0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,660,000	5,660,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series Putters 1920, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,985,000	7,985,000
Series Putters 3691, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,425,000	1,425,000
Series Putters 4420, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Series ROC II R 14021, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 42, 0.5%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,700,000	2,700,000
		131,465,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
TOTAL TENDER OPTION BOND
(Cost $131,665,000)		131,665,000

Other Municipal Security - 20.0%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	200,000	200,000
Massachusetts - 20.0%
Arlington Gen. Oblig. BAN 2% 11/10/16	1,000,000	1,008,507
Beverly Gen. Oblig. BAN 2% 10/20/16	2,203,000	2,217,919
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	500,000	506,998
Cambridge Gen. Oblig. Bonds Series 2015 A, 4% 2/15/17	1,585,000	1,629,631
Danvers Gen. Oblig. BAN 2% 8/19/16	1,200,000	1,206,183
Eastham Massachusetts BAN 2% 6/30/16	2,000,000	2,005,456
Falmouth Gen. Oblig. BAN 2% 12/16/16	1,400,000	1,413,071
Gloucester Gen. Oblig. BAN:
Series 2015, 2% 8/12/16	1,900,000	1,909,167
2% 2/3/17	1,200,000	1,213,876
Holden Massachusetts Gen. Oblig. BAN 2% 6/17/16	2,200,000	2,204,787
Lexington Gen. Oblig. BAN Series 2015 B, 1.25% 6/10/16	1,366,000	1,367,337
Marblehead Gen. Oblig. BAN 2% 8/5/16	1,200,000	1,205,301
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	3,805,229	3,811,218
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series A, 5.5% 7/1/16	745,000	751,528
Massachusetts Clean Wtr. Trust Bonds:
(Pool Prog.) Series 2004 A, 5.25% 8/1/16	1,000,000	1,012,146
Series 2010 A, 4% 8/1/16	1,675,000	1,690,808
Massachusetts Dev. Fin. Agcy. 0.53% 5/4/16, LOC TD Banknorth, NA, CP	900,000	900,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2013, 5% 7/1/16	1,800,000	1,813,974
Massachusetts Gen. Oblig.:
Bonds:
Series 2004 C, 5.5% 12/1/16	325,000	334,471
Series 2006 D, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,011,668
Series 2008 A, 5% 8/1/16	3,080,000	3,115,868
Series 2009 B, 5% 7/1/16	2,940,000	2,963,024
Series 2011 B, 5% 8/1/16	1,300,000	1,315,401
Series 2011 D, 5% 10/1/16	500,000	509,629
Series 2012 D, 0.75% 1/1/17 (a)	1,900,000	1,900,537
Series 2013 A, 0.77% 2/1/17 (a)	2,225,000	2,225,726
Series B 2013 5% 8/1/16	5,430,000	5,491,579
0.43% 5/19/16 (Liquidity Facility TD Banknorth, NA), CP	4,900,000	4,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.06% tender 5/2/16, CP mode	1,600,000	1,600,000
0.09% tender 5/4/16, CP mode	1,200,000	1,200,000
0.47% tender 6/8/16, CP mode	1,900,000	1,900,000
0.48% tender 6/7/16, CP mode	1,900,000	1,900,000
Series 2008 H2:
0.07% tender 5/9/16, CP mode	1,790,000	1,790,000
0.07% tender 5/11/16, CP mode	1,790,000	1,790,000
0.5% tender 6/1/16, CP mode	1,400,000	1,400,000
Series EE, 0.48% 6/3/16, CP	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 5/26/16, CP mode	1,500,000	1,500,000
0.85% tender 5/26/16, CP mode	100,000	100,000
Series 1993 A, 0.85% tender 5/23/16, CP mode	1,200,000	1,200,000
Series 1993 B, 0.85% tender 6/3/16, CP mode	1,300,000	1,300,000
New England Pwr. Co. Proj.) Series 1993 B, 0.65% tender 5/3/16, CP mode	1,900,000	1,900,000
Massachusetts Port Auth. Rev. Series 2012 A, 0.43% 5/5/16, LOC TD Banknorth, NA, CP	1,200,000	1,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series A, 0.1% 5/3/16, LOC Bank of America NA, CP	1,800,000	1,800,000
Series B:
0.1% 5/4/16, LOC Citibank NA, CP	3,100,000	3,100,000
0.12% 5/9/16, LOC Citibank NA, CP	2,400,000	2,400,000
0.18% 5/10/16, LOC Citibank NA, CP	5,300,000	5,300,000
0.43% 5/2/16, LOC Citibank NA, CP	1,500,000	1,500,000
Series C:
0.1% 5/3/16, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
0.12% 5/5/16, LOC Barclays Bank PLC, CP	3,000,000	3,000,000
0.53% 6/2/16, LOC Barclays Bank PLC, CP	500,000	500,000
0.57% 7/7/16, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999, 0.44% 5/5/16, LOC State Street Bank & Trust Co., Boston, CP	4,100,000	4,100,000
Melrose Gen. Oblig. Bonds Series 2015 B, 2% 8/1/16	1,220,000	1,225,207
Milford Gen. Oblig. BAN 2% 7/1/16	1,600,000	1,604,720
North Middlesex Reg'l. School District BAN 2% 3/17/17	900,000	910,341
Norwood Gen. Oblig. BAN 2% 7/29/16	2,000,000	2,008,402
Peabody Gen. Oblig. BAN 2% 3/24/17	1,500,000	1,518,962
Plymouth Gen. Oblig. BAN 2% 5/4/17 (d)	2,800,000	2,835,130
Quincy Gen. Oblig. BAN 2% 6/17/16	3,121,000	3,127,831
Salisbury Gen. Oblig. BAN 1.5% 9/15/16	700,000	702,515
Shrewsbury Gen. Oblig. BAN 2% 7/29/16	1,700,000	1,706,877
Somerville Gen. Oblig. BAN Series 2015 B, 1.5% 6/10/16	3,200,000	3,204,289
Worcester Gen. Oblig.:
BAN Series 2016 A, 2% 12/21/16	1,200,000	1,211,834
Bonds Series 2015 C, 5% 9/15/16	1,870,000	1,901,758
		119,873,676
TOTAL OTHER MUNICIPAL SECURITY
(Cost $120,073,676)		120,073,676
	Shares	Value

Investment Company - 13.2%
Fidelity Tax-Free Cash Central Fund, 0.31% (e)(f)
(Cost $78,764,686)	78,764,689	78,764,686
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $601,409,362)		601,409,362
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,211,513)
NET ASSETS - 100%		$599,197,849

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,700,000 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
RBC Muni. Products, Inc. Trust Bonds Series RBC E 42, 0.5%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada)	11/5/15 - 2/23/16	$2,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$33,258
Total	$33,258

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2016 the cost for Federal Income Tax Purposes was $601,409,362.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2016

MFL-QTLY-0616
1.800349.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$2,740,000	$2,775,099
Series 2008, 5.875% 10/1/18	1,465,000	1,555,962

TOTAL GUAM		4,331,061

Massachusetts - 97.6%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,666,850
Boston Gen. Oblig. Series 2012 A:
5% 4/1/21	8,130,000	9,688,115
5% 4/1/22	2,050,000	2,499,565
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,934,933
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,682,550
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,462,132
Series 2012 A, 4% 11/1/25	2,950,000	3,380,966
Sr. Series A, 5.25% 11/1/19	6,305,000	6,812,742
Braintree Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	5,000,000	5,616,300
5% 5/15/24 (Pre-Refunded to 5/15/19 @ 100)	5,050,000	5,672,463
5% 5/15/26	2,300,000	2,977,557
5% 5/15/27	2,000,000	2,600,460
5% 5/15/28	600,000	785,622
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,046,918
5% 1/1/24	340,000	411,091
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,422,590
4% 12/1/24	1,360,000	1,573,955
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,184
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,078,310
5% 11/1/21	1,730,000	2,073,284
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	270,000	282,674
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,770,000	2,052,032
7% 3/1/21	610,000	718,025
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2012 A, 5% 7/1/22	6,110,000	7,476,074
Series A, 5.25% 7/1/34	17,580,000	19,131,611
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,037,619
5.25% 7/1/23	3,950,000	5,000,779
Series 2005 A, 5% 7/1/24	16,175,000	20,492,431
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,478,840
Series 2006 A:
5.25% 7/1/29	3,005,000	4,038,930
5.25% 7/1/32	6,745,000	9,187,230
Series 2010 B:
5% 7/1/26	1,000,000	1,161,620
5% 7/1/28	1,000,000	1,157,640
5% 7/1/30	1,000,000	1,154,110
Series 2015 A:
5% 7/1/40	8,635,000	10,275,218
5% 7/1/45	4,395,000	5,202,362
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,397,323
5% 7/1/30	3,725,000	4,442,100
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A:
5.25% 8/1/22	6,525,000	8,122,777
5.25% 2/1/24	1,170,000	1,501,356
5.25% 8/1/24	3,780,000	4,895,365
Series 6, 5.25% 8/1/19	30,000	30,108
Series 8:
5% 8/1/17	110,000	110,378
5% 8/1/20	105,000	105,356
Series 14:
5% 8/1/32	5,685,000	6,371,634
5% 8/1/38	8,390,000	9,352,249
Series 18:
5% 2/1/28	3,500,000	4,340,140
5% 2/1/29	6,355,000	7,828,597
Series 2002 A, 5.25% 8/1/20	680,000	682,428
Series 2010 A, 5% 8/1/21	9,000,000	10,519,920
Series 2012 A:
5% 8/1/27	5,900,000	7,149,384
5% 8/1/28	6,570,000	7,943,787
Series 2014, 5% 8/1/25	7,900,000	10,214,463
Series 6, 5.5% 8/1/30	1,310,000	1,314,637
5% 8/1/21	7,520,000	8,502,714
5% 8/1/22	4,290,000	4,849,159
5% 8/1/23	5,000,000	5,650,000
5% 8/1/28	3,480,000	3,916,914
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2012 A:
5% 6/1/24	11,880,000	14,109,044
5% 6/1/25	12,940,000	15,346,840
Series 2014 A, 5% 6/1/44	27,295,000	32,234,303
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	27,750,000	33,201,488
Series 2013 A, 5% 6/1/43	10,000,000	11,619,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,559,470
5% 1/1/25	13,340,000	15,184,789
5% 1/1/26	4,210,000	4,787,359
5% 1/1/27	7,000,000	7,951,860
5% 1/1/30	5,000,000	5,662,600
5% 1/1/32	3,495,000	3,944,772
5% 1/1/35	4,230,000	4,758,242
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,462,870
5.25% 11/15/41	4,620,000	5,285,834
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	3,100,000	3,524,328
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,138,218
5% 10/1/24	1,210,000	1,323,970
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,722,003
5.25% 12/1/25	820,000	902,845
5.625% 12/1/30	1,000,000	1,117,110
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,047,385
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,801,640
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,669,376
Series 2008:
5% 9/1/22	750,000	820,223
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	383,534
5% 9/1/26	1,020,000	1,114,513
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	525,989
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,573,975
Series 2010 B1, 5% 10/15/40	22,510,000	25,897,530
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,870,000
Series 2011 B, 5% 7/1/41	6,520,000	7,388,464
Series 2011 H:
5.125% 7/1/26	5,500,000	6,251,520
5.5% 7/1/31	7,750,000	8,900,720
Series 2011:
5% 10/1/20	1,215,000	1,396,290
5% 7/1/41	5,000,000	5,666,000
5.25% 10/1/41	5,485,000	6,449,757
Series 2012 G:
5% 10/1/23	2,245,000	2,614,864
5% 10/1/24	1,625,000	1,893,629
5% 10/1/25	1,600,000	1,860,912
5% 10/1/26	2,170,000	2,505,721
5% 10/1/27	2,235,000	2,564,685
5% 10/1/28	1,240,000	1,419,502
Series 2012 J, 5% 7/1/42	7,000,000	8,118,530
Series 2012 L, 5% 7/1/36	6,000,000	6,764,880
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,447,162
6.5% 11/15/43 (a)	4,000,000	4,356,880
Series 2013 E:
5% 11/1/38	3,400,000	3,964,808
5% 11/1/43	15,000,000	17,325,750
Series 2013 F:
4% 7/1/32	2,050,000	2,162,176
4% 7/1/43	21,685,000	22,254,882
5% 7/1/27	1,300,000	1,518,257
5% 7/1/37	3,925,000	4,408,325
Series 2013 G, 5% 7/1/44	17,105,000	18,761,790
Series 2013 P, 5% 7/1/43	12,320,000	14,539,202
Series 2013 X, 5% 10/1/48	14,920,000	17,274,973
Series 2013, 5% 7/1/21	1,085,000	1,262,256
Series 2014 A:
5% 3/1/32	1,700,000	1,989,765
5% 3/1/33	1,250,000	1,455,363
5% 3/1/39	4,000,000	4,611,360
5% 3/1/44	15,730,000	18,003,457
Series 2014 F:
5% 7/15/19	250,000	272,703
5% 7/15/20	300,000	329,949
5% 7/15/21	300,000	329,571
5% 7/15/22	400,000	439,692
5% 7/15/23	350,000	385,704
5% 7/15/24	400,000	438,664
5% 7/15/25	550,000	596,233
5% 7/15/26	500,000	538,095
5% 7/15/27	200,000	213,678
5% 7/15/28	320,000	339,206
5.625% 7/15/36	800,000	882,656
5.75% 7/15/43	4,700,000	5,197,307
Series 2014 M4, 5% 7/1/44	15,000,000	17,095,200
Series 2014 P:
5% 10/1/32	5,000,000	5,942,500
5% 10/1/46	7,080,000	8,253,439
Series 2015 D, 5% 7/1/44	9,975,000	11,238,234
Series 2015 F, 5% 8/15/45	17,000,000	19,542,520
Series 2015 H1:
5% 7/1/26	3,585,000	4,301,462
5% 7/1/29	3,750,000	4,399,013
5% 7/1/30	1,800,000	2,103,624
5% 7/1/31	1,190,000	1,384,482
5% 7/1/32	1,000,000	1,157,350
5% 7/1/33	1,000,000	1,152,160
Series 2015 O2:
5% 7/1/27	8,635,000	10,743,753
5% 7/1/29	4,495,000	5,521,119
Series 2015 Q:
5% 8/15/28	1,000,000	1,239,540
5% 8/15/29	1,000,000	1,235,750
5% 8/15/32	1,500,000	1,839,480
5% 8/15/33	1,500,000	1,831,065
5% 8/15/34	1,790,000	2,175,065
5% 8/15/38	1,690,000	2,034,828
Series 2015:
5% 1/1/25	3,525,000	4,213,221
5% 1/1/27	2,695,000	3,221,172
5% 1/1/28	1,850,000	2,195,340
5% 1/1/29	2,945,000	3,469,740
Series 2016 I:
5% 7/1/34 (b)	3,000,000	3,541,080
5% 7/1/36 (b)	2,000,000	2,347,300
5% 7/1/37 (b)	1,470,000	1,719,665
5% 7/1/38 (b)	1,000,000	1,166,990
Series 2016:
5% 7/1/26	1,710,000	2,105,164
5% 7/1/29	2,000,000	2,414,120
5% 7/1/30	2,000,000	2,402,280
5% 9/1/33	475,000	582,944
5% 9/1/35	375,000	455,648
5% 7/1/36	3,000,000	3,481,980
5% 9/1/36	315,000	380,523
5% 7/1/41	3,700,000	4,242,420
5% 7/1/46	1,440,000	1,643,098
5% 9/1/46	3,235,000	3,875,627
Series I, 6.875% 1/1/41	9,540,000	11,176,205
Series L, 5% 7/1/41	4,900,000	5,461,589
5% 3/1/34	4,375,000	5,087,031
5.25% 7/1/25	1,000,000	1,170,960
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,237,700
5.25% 7/1/26	1,000,000	1,164,090
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,237,700
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,284,400
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,086,610
5.5% 1/1/22	3,500,000	3,948,700
5.5% 1/1/23 (d)	1,200,000	1,295,832
Series 2010 B, 4.8% 1/1/17 (d)	1,455,000	1,487,577
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	6,064,200
5% 6/15/27	5,000,000	6,038,100
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,195,710
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,391,420
Series 2004 A, 5.5% 8/1/30	2,000,000	2,734,040
Series 2006 B:
5.25% 9/1/22	5,360,000	6,663,552
5.25% 9/1/23	9,400,000	11,941,008
Series 2007 A, 0.983% 5/1/37 (c)	20,250,000	18,833,918
Series 2008 A:
5% 8/1/22 (Pre-Refunded to 8/1/18 @ 100)	3,685,000	4,026,378
5% 8/1/24 (Pre-Refunded to 8/1/18 @ 100)	7,380,000	8,063,683
Series 2009 A, 5% 3/1/39	17,000,000	18,753,890
Series 2011 A:
5% 4/1/26	5,425,000	6,407,576
5% 4/1/28	5,880,000	6,914,233
Series 2011 B:
5% 8/1/23	5,770,000	6,715,645
5% 8/1/24	1,750,000	2,032,853
5% 8/1/25	1,930,000	2,236,716
Series 2014 E:
5% 9/1/28	10,400,000	12,560,496
5% 9/1/29	7,500,000	9,033,000
5% 9/1/30	5,000,000	6,005,300
5% 9/1/31	8,000,000	9,581,920
Series 2015 A, 4% 5/1/25	19,000,000	21,828,720
Series 2015 C:
5% 7/1/40	7,675,000	9,132,866
5% 7/1/45	20,000,000	23,674,000
Series 2016 A, 5% 3/1/46	10,000,000	11,704,500
Series 2016:
5% 3/1/31	1,500,000	1,825,635
5% 3/1/32	7,500,000	9,097,875
Series C, 5.5% 12/1/22	7,800,000	9,869,262
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,422,575
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,017,790
5% 10/1/19	3,290,000	3,477,859
5% 10/1/21	3,270,000	3,455,769
5% 10/1/23	2,000,000	2,113,040
5% 10/1/25	5,950,000	6,284,569
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	6,095,000	6,123,037
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,216,520
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,098,120
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,169,974
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,520
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	870,000
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,916,810
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,181,300
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,638,135
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,585,822
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,340
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,078,391
Series 2008 E1:
5% 7/1/28	2,525,000	2,720,915
5.125% 7/1/33	2,000,000	2,141,880
5.125% 7/1/38	4,040,000	4,298,196
5.375% 7/1/21	10,850,000	11,848,634
Series 2008 E2:
5.375% 7/1/24 (Pre-Refunded to 7/1/18 @ 100)	5,015,000	5,509,479
5.375% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	3,500,000	3,845,100
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,107,862
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,699,400
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	610,674
5% 10/1/17	775,000	820,485
5% 10/1/18	500,000	547,720
5% 10/1/20	2,000,000	2,200,460
5% 10/1/22	1,160,000	1,280,373
5% 10/1/27	3,030,000	3,332,152
5% 10/1/28	1,000,000	1,097,200
5% 10/1/33	5,000,000	5,458,400
Series 2009 Y1:
5% 10/1/17	1,570,000	1,662,143
5% 10/1/19	1,730,000	1,955,696
Series 2009 Y2:
5% 10/1/17	1,145,000	1,212,200
5% 10/1/18	1,215,000	1,330,960
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,584,533
Series 2010 J1, 5% 7/1/39	23,500,000	26,004,395
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,319
5.75% 7/1/29	6,370,000	6,381,848
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	4,500,000	4,972,905
Series J, 5.5% 8/15/17	500,000	531,135
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,318,596
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	21,316,759
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,917,414
5.375% 6/1/30	8,000,000	8,718,640
Series 2007 E:
5% 7/15/32	1,155,000	1,190,770
5% 7/15/37	2,750,000	2,825,543
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,520
Series 2008 E2, 5.375% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	2,075,000	2,279,595
Series 2010 C:
5% 7/1/30	4,460,000	4,871,792
5.125% 7/1/35	530,000	575,103
Series 2010 H, 5% 7/1/16	1,000,000	1,006,580
Series E, 5% 7/15/27	7,195,000	7,444,523
Massachusetts Port Auth. Rev.:
Series 2007 C, 5% 7/1/17 (FSA Insured) (d)	1,660,000	1,743,581
Series 2010 A:
5% 7/1/34	2,000,000	2,297,700
5% 7/1/40	12,000,000	13,671,120
Series 2012 A:
5% 7/1/37 (d)	2,000,000	2,295,980
5% 7/1/42 (d)	10,300,000	11,585,646
Series 2012 B:
5% 7/1/25	4,150,000	4,998,592
5% 7/1/27	6,570,000	7,887,745
5% 7/1/28	5,030,000	6,022,520
Series 2014 B, 5% 7/1/39 (d)	4,965,000	5,678,669
Series 2014 C:
5% 7/1/28	3,000,000	3,669,240
5% 7/1/29	4,205,000	5,093,769
5% 7/1/30	3,000,000	3,611,670
Series 2015 A:
5% 7/1/28	460,000	568,877
5% 7/1/28 (d)	500,000	601,285
5% 7/1/29 (d)	1,245,000	1,483,716
5% 7/1/30	1,400,000	1,713,096
5% 7/1/30 (d)	1,450,000	1,716,365
5% 7/1/40 (d)	2,000,000	2,307,780
5% 7/1/45 (d)	3,500,000	4,014,500
5% 7/1/45	5,570,000	6,563,521
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,615,000	1,683,638
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,042,380
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,560,000	1,627,969
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,044,510
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,175,000	5,365,078
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,554,540
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/17 (AMBAC Insured) (d)	5,555,000	5,574,998
5.5% 1/1/18 (AMBAC Insured) (d)	6,000,000	6,021,600
5.5% 1/1/19 (AMBAC Insured) (d)	5,000,000	5,012,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A:
5% 8/15/37	25,000	26,210
5% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	6,580,000	6,941,768
Series 2011 B:
5% 10/15/41	25,000,000	29,147,250
5.25% 10/15/35	12,500,000	14,914,125
Series 2012 A:
5% 8/15/23	15,000,000	18,316,200
5% 8/15/24	27,500,000	33,524,150
5% 8/15/25	28,475,000	34,655,195
Series 2012 B:
5% 8/15/27	10,000,000	12,130,200
5% 8/15/28	12,000,000	14,532,240
5% 8/15/30	25,900,000	31,227,112
Series 2013 A, 5% 5/15/43	18,675,000	21,654,783
Series 2015 C, 5% 8/15/37	10,000,000	12,049,700
Series 2016 A:
5% 11/15/40	7,335,000	8,812,562
5% 11/15/41	7,710,000	9,234,267
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,576,811
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,835,150
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,305,280
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,380,781
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,391,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,060,955
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,513,488
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,199,924
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,137,458
Series 2008 A:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,730,000	1,875,441
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	2,130,000	2,309,069
5% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	2,440,000	2,645,131
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,430,000	2,634,290
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	2,490,000	2,699,334
Series 2009 A:
5.375% 5/1/34 (Pre-Refunded to 5/1/19 @ 100)	2,305,000	2,610,989
5.5% 5/1/49 (Pre-Refunded to 5/1/19 @ 100)	3,440,000	3,909,319
Series 2009 B:
5% 5/1/35	5,560,000	6,395,168
5% 5/1/40	4,625,000	5,290,491
Series 2012 A:
5% 5/1/36	7,360,000	8,682,886
5% 5/1/41	10,000,000	11,473,000
Series 2012 B:
5% 5/1/29	2,000,000	2,397,160
5% 5/1/30	1,870,000	2,238,970
5% 5/1/37	3,075,000	3,604,823
5% 5/1/43	11,125,000	12,750,363
Series 2014 B:
5% 5/1/39	2,500,000	2,926,500
5% 5/1/44	13,935,000	16,225,078
Series 2014 D:
5% 5/1/39	7,575,000	8,984,253
5% 5/1/41	4,515,000	5,343,096
Series 2016 A:
5% 5/1/38	11,450,000	13,610,386
5% 5/1/41	7,960,000	9,419,944
5% 5/1/49	12,015,000	14,103,327
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,594,386
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,246,257
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,743,738
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,876,832
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,665,627
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,421,549
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	12,675,000	13,613,964
Series 2002 J, 5.5% 8/1/20	1,000,000	1,188,240
Series 2009 A:
5% 8/1/34 (Pre-Refunded to 8/1/19 @ 100)	6,350,000	7,182,041
5% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	8,360,000	9,455,411
Series 2009 B, 5% 8/1/22	2,540,000	2,868,447
Series 2011 B:
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	5,015,000	5,997,138
5% 8/1/41	16,000,000	18,558,400
Series 2011 C:
5% 8/1/23	6,070,000	7,289,584
5% 8/1/24	22,090,000	26,490,991
5% 8/1/25	14,235,000	17,062,925
5.25% 8/1/42	8,425,000	9,946,387
Series 2012 A, 5% 8/1/37	8,000,000	9,375,840
Series 2014 F, 5% 8/1/26	8,790,000	10,996,378
Series 2016 C:
5% 8/1/35 (b)	10,000,000	12,313,000
5% 8/1/40 (b)	22,000,000	26,579,080
Series J, 5% 8/1/42	100,000	100,266
5% 8/1/27 (Pre-Refunded to 2/1/17 @ 100)	150,000	154,853
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,002,980
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,625,888
5% 4/1/20	1,840,000	2,060,009
5% 4/1/21	1,915,000	2,142,215
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,425,467
5% 5/15/25	1,150,000	1,306,205
5% 10/15/17	1,665,000	1,769,895
5% 10/15/19	500,000	570,710
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,329,708
5% 2/1/22	1,245,000	1,502,105
5% 2/1/23	1,185,000	1,467,101
Revere Gen. Oblig. Series 2009:
5% 4/1/28 (Pre-Refunded to 4/1/19 @ 100)	515,000	576,105
5% 4/1/39 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,237,300
5.5% 4/1/27 (Pre-Refunded to 4/1/19 @ 100)	2,510,000	2,843,780
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,128,580
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,127,530
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,126,230
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,090,053
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,403,630
5% 11/1/28	6,000,000	7,502,040
5% 11/1/29	6,230,000	7,747,130
5% 11/1/30	6,000,000	7,426,260
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,554
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,115,965
Series 2014 1, 5% 11/1/44	14,515,000	17,081,397
Series 2015 1, 5% 11/1/40	9,595,000	11,449,618
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,692,740
5% 3/1/27	2,740,000	3,354,829
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,107
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,816

TOTAL MASSACHUSETTS		2,290,677,518

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	4,000,000	4,565,360
Series 2009 A1, 5% 10/1/39	1,500,000	1,626,105
Series 2009 B, 5% 10/1/25	2,800,000	3,065,216

TOTAL VIRGIN ISLANDS		9,256,681

TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $2,139,342,737)		2,304,265,260
NET OTHER ASSETS (LIABILITIES) - 1.8%		41,877,668
NET ASSETS - 100%		$2,346,142,928

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,804,042 or 0.3% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,123,037 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$5,716,683

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,138,787,491. Net unrealized appreciation aggregated $165,477,769, of which $166,994,649 related to appreciated investment securities and $1,516,880 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

April 30, 2016

MFS-QTLY-0616
1.800343.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 5/6/16, VRDN (a)(b)	$3,500,000	$3,500,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 5/6/16, VRDN (a)	12,800,000	12,800,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.5% 5/6/16, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.2%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.74% 5/6/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 5/6/16, VRDN (a)	1,100,000	1,100,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 5/6/16, VRDN (a)	8,650,000	8,650,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.34% 5/2/16, VRDN (a)	6,000,000	6,000,000
Series 2012, 0.36% 5/2/16, VRDN (a)(b)	700,000	700,000
Series 2013, 0.52% 5/6/16, VRDN (a)	5,600,000	5,600,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.34% 5/2/16, VRDN (a)	6,425,000	6,425,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.34% 5/2/16, VRDN (a)	2,700,000	2,700,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.34% 5/2/16, VRDN (a)	6,440,000	6,440,000
		36,515,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 5/6/16, VRDN (a)(b)	700,000	700,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.56% 5/6/16, LOC Comerica Bank, VRDN (a)(b)	3,090,000	3,090,000
		3,790,000
Massachusetts - 45.8%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.45% 5/6/16, LOC Bank of America NA, VRDN (a)(b)	980,000	980,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.4% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,505,000	18,505,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.39% 5/6/16, LOC Citibank NA, VRDN (a)	61,850,000	61,850,000
Series 2010 A2:
0.39% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	49,700,000	49,700,000
0.39% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,550,000	37,550,000
Series 2010 A3, 0.4% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	56,545,000	56,545,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.6% 5/6/16, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
(Monkiewicz Realty Trust Proj.) 0.59% 5/6/16, LOC Bank of America NA, VRDN (a)(b)	1,800,000	1,800,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.45% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.46% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	38,500,000	38,500,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.43% 5/6/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	13,200,000	13,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.43% 5/6/16, LOC Freddie Mac, VRDN (a)	6,140,000	6,140,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.4% 5/6/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,325,000	3,325,000
(Boston Univ. Proj.):
Series U-6C, 0.29% 5/2/16, LOC TD Banknorth, NA, VRDN (a)	45,880,000	45,880,000
Series U3, 0.38% 5/6/16, LOC Northern Trust Co., VRDN (a)	33,900,000	33,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.41% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,110,000	13,110,000
(Clark Univ. Proj.) 0.42% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	33,200,000	33,200,000
(College of the Holy Cross Proj.) Series 2008 A, 0.29% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	33,185,000	33,185,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.43% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	2,025,000	2,025,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	4,125,000	4,125,000
(ISO New England, Inc. Proj.) Series 2005, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	29,120,000	29,120,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.43% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	18,080,000	18,080,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.4% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	45,100,000	45,100,000
Series 2014 M1, 0.26% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	41,000,000	41,000,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	10,455,000	10,455,000
Series 2008 B, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	4,740,000	4,740,000
(Simmons College Proj.) Series G, 0.4% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	44,140,000	44,140,000
(Wilber School Apts. Proj.) Series 2008 A, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	23,145,000	23,145,000
Series 2001, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	3,665,000	3,665,000
Series 2006:
0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	3,810,000	3,810,000
0.41% 5/6/16, LOC PNC Bank NA, VRDN (a)	14,535,000	14,535,000
Series 2010, 0.42% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,695,000	6,695,000
Series 2014 M2, 0.4% 5/6/16, LOC Bank of New York, New York, VRDN (a)	39,200,000	39,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.4% 5/6/16 (Liquidity Facility Citibank NA), VRDN (a)	74,200,000	74,200,000
Series 2000 B, 0.24% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	65,400,000	65,400,000
Series 2001 C, 0.39% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	206,905,000	206,904,998
Series 2006 A, 0.26% 5/2/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	120,685,000	120,685,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.4% 5/6/16, VRDN (a)	4,900,000	4,900,000
Series 2005 I, 0.4% 5/6/16, VRDN (a)	7,325,000	7,325,000
Series 2005 J1, 0.4% 5/6/16, VRDN (a)	5,500,000	5,500,000
Series 2005 J2, 0.25% 5/2/16, VRDN (a)	7,700,000	7,700,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.39% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.29% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	41,250,000	41,250,000
Series 2009 K, 0.39% 5/6/16, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.28% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)	19,560,000	19,560,000
(Boston Univ. Proj.) Series H, 0.39% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.39% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	62,100,000	62,100,000
Series 2010 N4, 0.29% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)	131,490,000	131,490,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.4% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	9,110,000	9,110,000
(Fairview Extended Care Proj.) Series B, 0.49% 5/6/16, LOC Bank of America NA, VRDN (a)	21,195,000	21,195,000
(Harvard Univ. Proj.) Series Y, 0.39% 5/6/16, VRDN (a)	71,880,000	71,880,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.27% 5/2/16, LOC TD Banknorth, NA, VRDN (a)	4,560,000	4,560,000
Series 2009 C, 0.27% 5/2/16, LOC TD Banknorth, NA, VRDN (a)	10,590,000	10,590,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.36% 5/6/16, VRDN (a)	110,950,000	110,949,996
Series 2001 J2, 0.39% 5/6/16, VRDN (a)	49,250,000	49,250,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.48% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	35,540,000	35,540,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	85,675,000	85,675,000
Series D5, 0.25% 5/2/16, VRDN (a)	200,000	200,000
Series D6, 0.25% 5/2/16, VRDN (a)	970,000	970,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.39% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	43,995,000	43,995,000
(Wellesley College Proj.):
Series B, 0.36% 5/6/16, VRDN (a)	6,000,000	6,000,000
Series I, 0.38% 5/6/16, VRDN (a)	42,300,000	42,300,000
(Williams College Proj.):
Series I, 0.39% 5/6/16, VRDN (a)	21,888,000	21,888,000
Series J, 0.4% 5/6/16, VRDN (a)	28,815,000	28,815,000
Series 1999 G, 0.36% 5/6/16, VRDN (a)	13,915,000	13,914,995
Series 2009 O-1, 0.42% 5/6/16, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	18,165,000	18,165,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.42% 5/6/16, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.41% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	20,300,000	20,300,000
Series 2009 A, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	6,730,000	6,730,000
Series 2013 F, 0.45% 5/6/16, LOC TD Banknorth, NA, VRDN (a)(b)	26,390,000	26,390,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.67% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	240,000	240,000
0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	6,100,000	6,100,000
Massachusetts Port Auth. Rev.:
Series 2008 A, 0.39% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	17,055,000	17,055,000
Series 2010 D, 0.43% 5/6/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	84,165,000	84,165,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.41% 5/6/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	46,600,000	46,600,000
Series 2002 C, 0.29% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	32,220,000	32,220,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.42% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	57,500,000	57,500,000
		2,497,177,989
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.83% 5/6/16, VRDN (a)(b)	3,400,000	3,400,000
New Jersey - 0.4%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.63% 5/6/16, VRDN (a)	17,100,000	17,100,000
Series 2012 A, 0.68% 5/6/16, VRDN (a)(b)	3,400,000	3,400,000
		20,500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.75% 5/6/16, VRDN (a)(b)	3,400,000	3,400,000
Texas - 0.6%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.45% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.52% 5/2/16, VRDN (a)	5,250,000	5,250,000
Series 2004, 0.7% 5/6/16, VRDN (a)(b)	5,400,000	5,400,000
Series 2009 A, 0.52% 5/2/16, VRDN (a)	1,200,000	1,200,000
Series 2009 B, 0.51% 5/2/16, VRDN (a)	3,000,000	3,000,000
Series 2010 B, 0.52% 5/2/16, VRDN (a)	4,000,000	4,000,000
Series 2010 D, 0.51% 5/2/16, VRDN (a)	11,100,000	11,100,000
		35,750,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.79% 5/6/16, VRDN (a)(b)	4,000,000	4,000,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.54% 5/6/16, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,636,232,989)		2,636,232,989

Tender Option Bond - 17.5%
California - 0.2%
California Edl. Facilities Auth. Rev. Participating VRDN Series 16 XM 0146, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000,000	2,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,125,000	6,125,000
		8,125,000
Massachusetts - 17.0%
JPMorgan Chase Participating VRDN:
Series Putters 16 5004, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,400,000	36,400,000
Series Putters 16 5005, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	28,200,000	28,200,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.44% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 06 11, 0.45% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	34,300,000	34,300,000
Series Putters 3159, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,490,000	15,490,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 0.56%, tender 5/5/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,830,000	19,830,000
Participating VRDN:
Series 15 XF0245, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series 2016 XM0136, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	1,875,000	1,875,000
Series MS 3373, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series Putters 3840, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Series ROC II R 11999X, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.44% 5/6/16 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 ZF0377, 0.44% 5/6/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Clipper 07 06, 0.45% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	53,850,000	53,850,000
Series Clipper 07 39, 0.44% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	31,500,000	31,500,000
Series EGL 07 0149, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	45,000,000	45,000,000
Series Putters 2022, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	35,995,000	35,995,000
Series Putters 2648, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,250,000	9,250,000
Series Putters 3699, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,800,000	10,800,000
Series Putters 3896, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Series Putters 3898, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Putters 4320, 0.37% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	43,095,000	43,095,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 15 XM0074, 0.43% 5/6/16 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series BC 10 20W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Series Clipper 07 08, 0.44% 5/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Series Putters 3529, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,660,000	36,660,000
Series Putters 3530, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,000,000	8,000,000
Series Putters 3531, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,495,000	12,495,000
Series Putters 3548, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,925,000	9,925,000
Series Putters 3650, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Series ROC II R 11824, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	4,665,000	4,665,000
Series ROC II R 11913, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	5,145,000	5,145,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	2,360,000	2,360,000
Series 16 ZM0173, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	8,250,000	8,250,000
Series EGL 15 0004, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series MS 30911, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series Putters 3691, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,885,000	2,885,000
Series Putters 3990, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Putters 4357, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series Putters 4366, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 4420, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series ROC II R 14021, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series 15 XF0100, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,550,000	17,550,000
Series EGL 06 0054, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	11,100,000	11,100,000
Series ROC II R 11914, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	10,185,000	10,185,000
Series ROC II R 11968, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	5,185,000	5,185,000
Series Solar 06 86, 0.41% 5/6/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	21,710,000	21,710,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 42, 0.5%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,595,000	25,595,000
		924,425,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
New Jersey - 0.3%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(d)	17,900,000	17,900,000
TOTAL TENDER OPTION BOND
(Cost $952,450,000)		952,450,000

Other Municipal Security - 23.7%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	2,100,000	2,100,000
Massachusetts - 23.5%
Arlington Gen. Oblig. BAN 2% 11/10/16	8,232,000	8,302,029
Beverly Gen. Oblig. BAN 2% 10/20/16	20,200,000	20,336,766
Boston Gen. Oblig. Bonds Series 2016 A, 5% 3/1/17	8,340,000	8,653,955
Boston Wtr. & Swr. Commission Rev. Series A, 0.12% 5/17/16, LOC State Street Bank & Trust Co., Boston, CP	6,250,000	6,250,000
Bourne Gen. Oblig. BAN Series 2016, 2.25% 4/14/17	5,069,900	5,140,861
Cambridge Gen. Oblig. Bonds Series 2016, 2% 2/15/17	3,025,000	3,063,558
Danvers Gen. Oblig. BAN 2% 8/19/16	11,300,000	11,358,223
Eastham Massachusetts BAN 2% 6/30/16	18,000,000	18,049,102
Falmouth Gen. Oblig. BAN 2% 12/16/16	13,600,000	13,726,972
Gloucester Gen. Oblig. BAN:
Series 2015, 2% 8/12/16	17,500,000	17,584,430
2% 2/3/17	11,925,000	12,062,888
Hingham Gen. Oblig. Bonds 5% 5/15/16	2,168,716	2,172,588
Holden Massachusetts Gen. Oblig. BAN 2% 6/17/16	19,800,000	19,843,079
Hopkinton Gen. Oblig. BAN 2% 7/7/16	9,059,900	9,089,397
Lexington Gen. Oblig. BAN 2% 7/15/16	1,128,905	1,132,939
Marblehead Gen. Oblig. BAN 2% 8/5/16	11,041,930	11,090,709
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	35,200,000	35,255,404
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds:
Series 2004 B, 5.25% 7/1/16	4,000,000	4,032,713
Series A, 5.5% 7/1/16	1,810,000	1,825,383
Massachusetts Clean Wtr. Trust Bonds:
(Pool Prog.):
Series 12, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	3,000,000	3,035,359
Series 2004 A, 5.25% 2/1/17	1,885,000	1,952,054
Series 13, 5% 8/1/16 (Escrowed to Maturity)	2,170,000	2,195,967
Series 14, 3% 8/1/16	1,325,000	1,333,972
5% 8/1/16	2,950,000	2,983,545
Massachusetts Dev. Fin. Agcy. 0.53% 5/4/16, LOC TD Banknorth, NA, CP	8,333,000	8,333,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.9% tender 5/26/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2003 D, 5.5% 10/1/16	1,340,000	1,368,508
Series 2006 D:
4.75% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,010,731
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	5,820,000	5,888,994
Series 2006 E, 5% 11/1/16 (Pre-Refunded to 11/1/16 @ 100)	6,390,000	6,536,873
Series 2008 A, 5% 8/1/16	24,000,000	24,283,174
Series 2011, 5% 5/1/16	2,080,000	2,080,000
Series 2012 A, 0.93% 9/1/16 (a)	2,595,000	2,595,000
Series 2012 D, 0.75% 1/1/17 (a)	27,840,000	27,848,998
Series 2013 A, 0.77% 2/1/17 (a)	17,855,000	17,861,653
Series 2015 A, 2% 7/1/16	9,370,000	9,396,462
3% 8/1/16	5,000,000	5,033,763
0.43% 5/19/16 (Liquidity Facility TD Banknorth, NA), CP	45,100,000	45,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.06% tender 5/2/16, CP mode	15,900,000	15,900,000
0.09% tender 5/4/16, CP mode	11,300,000	11,300,000
0.47% tender 6/8/16, CP mode	18,100,000	18,100,000
0.48% tender 6/7/16, CP mode	18,100,000	18,100,000
Series 2008 H2:
0.07% tender 5/9/16, CP mode	18,000,000	18,000,000
0.07% tender 5/11/16, CP mode	18,000,000	18,000,000
0.12% tender 6/2/16, CP mode	2,040,000	2,038,966
0.5% tender 6/1/16, CP mode	12,640,000	12,640,000
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	6,200,000	6,248,377
Series 2008 O, 5% 7/1/16	19,910,000	20,066,799
Series 2010 J2, 5% 7/1/16	4,210,000	4,242,105
Series EE:
0.2% 5/2/16, CP	20,101,000	20,101,000
0.45% 5/3/16, CP	42,500,000	42,500,000
0.45% 6/1/16, CP	21,104,000	21,104,000
0.48% 6/3/16, CP	24,084,000	24,084,000
0.53% 6/8/16, CP	33,100,000	33,100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.85% tender 5/26/16, CP mode	900,000	900,000
Series 1993 B, 0.85% tender 6/3/16, CP mode	7,800,000	7,800,000
New England Pwr. Co. Proj.) Series 1993 B, 0.65% tender 5/3/16, CP mode	11,200,000	11,200,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #6 Proj.) Series 2012 A, 5% 7/1/16	4,000,000	4,030,992
(Pwr. Supply Proj.) Series 2011, 5% 7/1/16	4,160,000	4,192,324
Series 2011, 5% 7/1/16	1,000,000	1,007,834
Massachusetts Port Auth. Rev.:
Series 2012 A, 0.43% 5/5/16, LOC TD Banknorth, NA, CP	10,800,000	10,800,000
Series 2012 B:
0.19% 5/10/16, LOC TD Banknorth, NA, CP (b)	43,000,000	43,000,000
0.21% 5/10/16, LOC TD Banknorth, NA, CP (b)	19,000,000	19,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2016 A, 5% 11/15/16	2,210,000	2,263,589
Series A:
0.08% 5/16/16, LOC Bank of America NA, CP	26,250,000	26,250,000
0.1% 5/3/16, LOC Bank of America NA, CP	17,200,000	17,200,000
Series B:
0.1% 5/4/16, LOC Citibank NA, CP	29,900,000	29,900,000
0.12% 5/9/16, LOC Citibank NA, CP	22,600,000	22,600,000
0.18% 5/10/16, LOC Citibank NA, CP	50,700,000	50,700,000
0.43% 5/2/16, LOC Citibank NA, CP	14,500,000	14,500,000
Series C:
0.1% 5/3/16, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
0.12% 5/5/16, LOC Barclays Bank PLC, CP	29,000,000	29,000,000
0.52% 7/5/16, LOC Barclays Bank PLC, CP	2,000,000	2,000,000
0.53% 6/2/16, LOC Barclays Bank PLC, CP	4,500,000	4,500,000
0.57% 7/7/16, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds:
(Nantucket Elec. Co. Proj.) Series 2007, 0.7% tender 5/3/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	10,100,000	10,100,000
Series 2007, 0.9% tender 5/19/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,200,000	3,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2006 A, 5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	13,125,000	13,277,753
Series 2013, 4% 8/1/16	2,955,000	2,981,729
Series 1999, 0.44% 5/5/16, LOC State Street Bank & Trust Co., Boston, CP	38,900,000	38,900,000
Milford Gen. Oblig. BAN:
1.5% 5/13/16	6,000,000	6,002,451
2% 7/1/16	15,400,000	15,445,432
North Middlesex Reg'l. School District BAN 2% 3/17/17	9,100,000	9,204,560
Norwood Gen. Oblig. BAN 2% 7/29/16	18,240,000	18,316,626
Peabody Gen. Oblig. BAN 2% 3/24/17	14,300,000	14,480,767
Plymouth Gen. Oblig.:
BAN 2% 5/4/17 (f)	26,002,000	26,328,335
Bonds Series 2015, 4% 5/1/16	1,985,000	1,985,000
Quincy Gen. Oblig. BAN:
2% 6/17/16	28,279,413	28,341,305
2% 12/23/16	3,000,000	3,025,941
Salisbury Gen. Oblig. BAN:
1.5% 9/15/16	6,356,344	6,379,184
2% 9/15/16	5,700,000	5,735,586
Shrewsbury Gen. Oblig. BAN 2% 7/29/16	16,300,000	16,365,937
Somerville Gen. Oblig. BAN Series 2015 B, 1.5% 6/10/16	28,800,000	28,838,600
Wakefield Gen. Oblig. BAN 1.5% 5/20/16	5,975,000	5,978,771
Wellesley Gen. Oblig. Bonds 2% 6/1/16	2,150,000	2,153,087
Worcester Gen. Oblig. BAN:
Series 2015 A, 2% 12/21/16	9,835,744	9,926,109
Series 2016 A, 2% 12/21/16	11,343,465	11,455,334
		1,282,101,542
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 5/3/16, CP mode (b)	4,700,000	4,700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 5/3/16, CP mode	1,200,000	1,200,000
		5,900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.9% tender 5/24/16, CP mode (b)	3,100,000	3,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,293,201,542)		1,293,201,542
	Shares	Value

Investment Company - 10.5%
Fidelity Municipal Cash Central Fund, 0.34% (g)(h)	573,852,000	573,852,000
(Cost $573,852,000)
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,455,736,531)		5,455,736,531
NET OTHER ASSETS (LIABILITIES) - 0.0%		(361,997)
NET ASSETS - 100%		$5,455,374,534

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,325,000 or 1.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,875,000 or 0.0% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.56%, tender 5/5/16 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,830,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 42, 0.5%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada)	11/5/15 - 2/23/16	$25,595,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 5/5/16 (Liquidity Facility Royal Bank of Canada New York Branch)	3/31/16	$17,900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$306,493
Total	$306,493

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2016 the cost for Federal Income Tax Purposes was $5,455,736,531.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016